Accounts payable and accruals	12 Months Ended
Dec. 31, 2021
Accounts Payable And Accruals [Abstract]
Accounts payable and accruals
11.	Accounts payable and accruals

	December 31, 2021	December 31, 2020

Accounts payables	4,960	3,291
Accrued expenses	7,068	2,423
Accrued wages and other benefits	3,044	1,379
Client liabilities	4,195	—
Others	1,516	750
	20,783	7,843